Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Finished goods	17,737	13,542	1,937
Work in process	33,054	17,689	2,529
Raw materials	7,429	7,935	1,135
	58,220	39,166	5,601

During the years ended December 31, 2023, 2024 and 2025, the Company recorded inventory write-down of RMB10,026, RMB5,962 and RMB12,801 (US$1,831) for the obsolete inventories, respectively.